Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible Assets, Net
Indefinitelived intangible assets, net	¥ 682,174	¥ 682,174
Finitelived intangible assets	690,115	338,738
Accumulated amortization	(180,315)	(105,961)
Finitelived intangible assets, net	509,800	232,777
Total intangible assets, net	1,191,974	914,951		$ 170,450
Amortization expenses	74,403	28,940	¥ 24,297
Software
Intangible Assets, Net
Finitelived intangible assets	441,290	338,044
Accumulated amortization	(150,476)	(105,267)
Patents and licenses
Intangible Assets, Net
Finitelived intangible assets	248,825	694
Accumulated amortization	(29,839)	(694)
Automotive Manufacturing Permission
Intangible Assets, Net
Indefinitelived intangible assets, net	647,174	647,174
Insurance Agent License
Intangible Assets, Net
Indefinitelived intangible assets, net	¥ 35,000	¥ 35,000